Commitments and Contingencies	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. Commitments and Contingencies

Office Lease

On October 1, 2018, the Company executed a lease agreement with Acuitas Group Holdings, LLC (related party) for the Company’s office at 11601 Wilshire Blvd Ste 1100, Los Angeles, CA 90025. The lease is a month-to-month lease that may be cancelled upon 30 days’ written notice and requires monthly payments of $1,000.

Challenge to US Patent

On April 30, 2018, the Company received notice that Mallinckrodt Pharmaceuticals Ireland Limited had petitioned the US Patent and Trademark Office (USPTO) to institute an Inter Partes Review of BioVie’s US Patent No. 9,655,945 titled “Treatment of Ascites” (the ‘945 patent). Inter Partes Review is a trial proceeding conducted with the USPTO Patent Trial and Appeal Board (PTAB) to review the patentability of one or more claims of a patent. Such review is limited to grounds of novelty and obviousness on the basis of prior art consisting of patents and printed publications.

On August 15, 2018, BioVie submitted a Preliminary Response to the PTAB providing a rationale as to why, in the Company’s opinion, Mallinckrodt’s request to institute the IPR should not be granted. On November 14, 2018, the PTAB granted institution of the IPR challenge after determining that there was a reasonable likelihood of success in proving that at least one of the Company’s 14 claims was unpatentable. On March 7, 2019, we submitted a Patent Owner’s Response and a Patent Owner’s Contingent-Motion to Amend our patent claims, and Declaration of Dr. Jaime Bosch, MD, PhD, our medical expert. We are actively defending the ‘945 patent and may explore the possibility of settlement with Mallinckrodt. However, there can be no assurance in that a favorable outcome will result, or if settlement is reached that the PTAB will accept it. Although the PTAB encourages settlement, in view of public-interest considerations, the board may continue the proceeding to a final written decision even if the parties settle. If the IPR is not terminated due to settlement, the PTAB is statutorily required to issue its final written decision in this case before November 14, 2019. As of March 31, 2019, no adjustments or accruals are reflected as the Company is unable to determine a likely outcome at this time.

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016 between LAT Pharma LLC and NanoAntibiotics, Inc., BioVie is obligated to pay a low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation; and The Barrett Edge, Inc.

The Company and PharmaIN Corporation, LAT Pharma’s former partner focused on the development of new modified drug candidates in the same therapeutic field but not including BIV201, had agreed to pay royalties equal to less than 1% of future net sales of each company's ascites drug development programs, or if such program is licensed to a third party, less than 5% of each company's net license revenues. On December 24, 2018, the Company returned its partial ownership rights to the PharmaIN modified terlipressin development program and simultaneously paid the remaining balance due on a related debt. PharmaIN, Corp. rights to our program remain unchanged.

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016 between BioVie and the University of Padova (Italy), BioVie is obligated to pay a low single digit royalty on net sales of all terlipressin products covered by US patent no. 9,655,645 and any future foreign issuances capped at a maximum of $200,000 per year.

7. Commitments and Contingencies

Office Lease

On January 1, 2014, the Company executed a lease agreement with Cummings Properties for the Company’s office of 270 square feet at 100 Cummings Center, Suite 247-C, Beverly, MA 01915. The lease is for a term of five years from January 1, 2014 to December 30, 2018 and requires monthly payments of $379. The Company notified the lessor that it will terminate the lease on December 30, 2018.

Employment Agreements

On April 11, 2016, the Company entered into employment agreement with CEO Jonathan Adams. The Company’s agreement provides for a three-year term with minimum annual base salary of $250,000 per year.

Challenge to US Patent

On April 30, 2018, the Company received notice that Mallinckrodt Pharmaceuticals Ireland Limited had petitioned the US Patent and Trademark Office (USPTO) to institute an Inter Partes Review of BioVie’s US Patent No. 9,655,945 titled “Treatment of Ascites” (the ‘945 patent).

Inter Partes Review is a trial proceeding conducted with the USPTO Patent Trial and Appeal Board (PTAB) to review the patentability of one or more claims of a patent. Such review is limited to grounds of novelty and obviousness on the basis of prior art consisting of patents and printed publications. Although a petition for Inter Partes Review has been filed, grant of the petition by the PTAB is required for the proceeding to be instituted.

On August 15, 2018, BioVie submitted a Preliminary Response to the PTAB providing a rationale as to why, in the Company’s opinion, Mallinckrodt’s request to institute the IPR should not be granted. If he IPR is allowed to proceed, BioVie will seek to defend the ‘945 patent and/or pursue a favorable settlement. As of June 30, 2018, no adjustments or accruals are reflected as the Company is unable to determine a likely outcome at this time.

Royalty Agreements

Pursuant to the Agreement and Plan of Merger entered into on April 11, 2016 between LAT Pharma LLC and NanoAntibiotics, Inc., BioVie is obligated to pay a low single digit royalty on net sales of BIV201 (continuous infusion terlipressin) to be shared among LAT Pharma Members, PharmaIn Corporation; and The Barrett Edge, Inc.

Pursuant to the Technology Transfer Agreement entered into on July 25, 2016 between BioVie and the University of Padova (Italy), BioVie is obligated to pay a low single digit royalty on net sales of all terlipressin products covered by US patent no. 9,655,645 and any future foreign issuances capped at significantly less than $500,000 per year.

The Company and PharmaIN, Corporation, LAT Pharma’s former partner focused on the development of new modified drug candidates in the same therapeutic field but not including BIV201, agreed to pay royalties equal to less than 1% of future net sales of each company's ascites drug development programs, or if such program is licensed to a third party, less than 5% of each company's net license revenues. The Company’s relationship with PharmaIN could advance into a collaboration or be terminated. The Company has an issued US Patent covering the use of BIV201 for the treatment of ascites patients in the outpatient setting using ambulatory pump infusion, and has filed patent applications for its drug candidate in Japan, and Europe, and China.